Trade and Other Receivables	12 Months Ended
Mar. 31, 2020
Receivables [Abstract]
Trade and Other Receivables
Trade and Other Receivables

	JPY (millions) As of March 31
	2019	2020
Trade receivables	¥698,601	¥715,159
Other receivables	84,226	86,297
Impairment loss allowance	(3,318)	(5,197)
Chargebacks and other allowances	(37,602)	(39,254)
Total	¥741,907	¥757,005